Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jan. 10, 2021
Balance (in Shares) at Jan. 10, 2021
Class B ordinary shares issued to Sponsor		$ 863	24,137		25,000
Class B ordinary shares issued to Sponsor (in Shares)		8,625,000
Forfeit of founder shares		$ (64)	64
Forfeit of founder shares (in Shares)		(644,591)
Initial classification of over-allotment liability			(1,170,000)		(1,170,000)
Partial exercise of over-allotment options			288,245		288,245
Excess cash received over fair value of Private Placement Warrants			208,184		208,184
Net Income (loss)				6,594,017	6,594,017
Remeasurement adjustment of carrying value to Redemption value			649,370	(27,775,152)	(27,125,782)
Balance at Dec. 31, 2021		$ 799		(21,181,135)	(21,180,336)
Balance (in Shares) at Dec. 31, 2021		7,980,409
Net Income (loss)				3,371,079	3,371,079
Balance at Mar. 31, 2022		$ 799		(17,810,056)	(17,809,257)
Balance (in Shares) at Mar. 31, 2022		7,980,409
Balance at Dec. 31, 2021		$ 799		(21,181,135)	(21,180,336)
Balance (in Shares) at Dec. 31, 2021		7,980,409
Net Income (loss)					7,735,800
Balance at Sep. 30, 2022		$ 799		(15,384,517)	(15,383,718)
Balance (in Shares) at Sep. 30, 2022		7,980,409
Balance at Dec. 31, 2021		$ 799		(21,181,135)	(21,180,336)
Balance (in Shares) at Dec. 31, 2021		7,980,409
Remeasurement adjustment of carrying value to Class A ordinary shares to Redemption value				(4,695,302)	(4,695,302)
Net Income (loss)				10,578,125	10,578,125
Balance at Dec. 31, 2022		$ 799		(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Balance at Mar. 31, 2022		$ 799		(17,810,056)	(17,809,257)
Balance (in Shares) at Mar. 31, 2022		7,980,409
Accretion of Class A ordinary shares to Redemption value				(495,712)	(495,712)
Net Income (loss)				1,879,429	1,879,429
Balance at Jun. 30, 2022		$ 799		(16,426,339)	(16,425,540)
Balance (in Shares) at Jun. 30, 2022		7,980,409
Accretion of Class A ordinary shares to Redemption value				(1,443,470)	(1,443,470)
Net Income (loss)				2,485,292	2,485,292
Balance at Sep. 30, 2022		$ 799		(15,384,517)	(15,383,718)
Balance (in Shares) at Sep. 30, 2022		7,980,409
Balance at Dec. 31, 2022		$ 799		(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Reduction of deferred underwriter fees			10,844,098		10,844,098
Accretion of Class A ordinary shares to Redemption value			(3,568,966)		(3,568,966)
Net Income (loss)				(712,278)	(712,278)
Balance at Mar. 31, 2023		$ 799	7,275,132	(16,010,590)	(8,734,659)
Balance (in Shares) at Mar. 31, 2023		7,980,409
Balance at Dec. 31, 2022		$ 799		(15,298,312)	(15,297,513)
Balance (in Shares) at Dec. 31, 2022		7,980,409
Net Income (loss)					(1,049,638)
Balance at Sep. 30, 2023	$ 799		5,404,501	(16,347,949)	(10,942,649)
Balance (in Shares) at Sep. 30, 2023	7,980,409
Balance at Mar. 31, 2023		$ 799	7,275,132	(16,010,590)	(8,734,659)
Balance (in Shares) at Mar. 31, 2023		7,980,409
Accretion of Class A ordinary shares to Redemption value			(786,320)		(786,320)
Net Income (loss)				4,268,484	4,268,484
Balance at Jun. 30, 2023		$ 799	6,488,812	(11,742,106)	(5,252,495)
Balance (in Shares) at Jun. 30, 2023		7,980,409
Accretion of Class A ordinary shares to Redemption value			(1,084,311)		(1,084,311)
Conversion of Class B shares to Class A shares	$ 799	$ (799)
Conversion of Class B shares to Class A shares (in Shares)	7,980,409	(7,980,409)
Net Income (loss)				(4,605,843)	(4,605,843)
Balance at Sep. 30, 2023	$ 799		$ 5,404,501	$ (16,347,949)	$ (10,942,649)
Balance (in Shares) at Sep. 30, 2023	7,980,409